Liability under insurance contracts and reinsurance contracts - Summary of insurance contracts that did not apply the premium allocation approach recognized (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Insurance Contracts That Did Not Apply The Premium Allocation Approach Recognized For The First Time [Line Items]
Contract recognized for the first time in the period Loss burden contract set, except for loss burden contract set	₩ 0	₩ 0
Contract recognized for the first time in the period Loss burden contract set	27,640	15,691
Total	27,640	15,691
Other than insurance acquisition cash flow amount [member]
Disclosure Of Insurance Contracts That Did Not Apply The Premium Allocation Approach Recognized For The First Time [Line Items]
Contract recognized for the first time in the period Loss burden contract set, except for loss burden contract set	5,654,572	2,790,412
Contract recognized for the first time in the period Loss burden contract set	748,281	154,524
Total	6,402,853	2,944,936
Insurance acquisition cash flow amount [member]
Disclosure Of Insurance Contracts That Did Not Apply The Premium Allocation Approach Recognized For The First Time [Line Items]
Contract recognized for the first time in the period Loss burden contract set, except for loss burden contract set	1,725,595	975,895
Contract recognized for the first time in the period Loss burden contract set	119,002	63,685
Total	1,844,597	1,039,580
Present value estimate of future cash inflows [member]
Disclosure Of Insurance Contracts That Did Not Apply The Premium Allocation Approach Recognized For The First Time [Line Items]
Contract recognized for the first time in the period Loss burden contract set, except for loss burden contract set	(8,794,395)	(4,766,973)
Contract recognized for the first time in the period Loss burden contract set	(848,952)	(209,150)
Total	(9,643,347)	(4,976,123)
Risk adjustment for non-financial risks [member]
Disclosure Of Insurance Contracts That Did Not Apply The Premium Allocation Approach Recognized For The First Time [Line Items]
Contract recognized for the first time in the period Loss burden contract set, except for loss burden contract set	147,970	98,721
Contract recognized for the first time in the period Loss burden contract set	9,309	6,632
Total	157,279	105,353
Contractual service margin [member]
Disclosure Of Insurance Contracts That Did Not Apply The Premium Allocation Approach Recognized For The First Time [Line Items]
Contract recognized for the first time in the period Loss burden contract set, except for loss burden contract set	1,266,258	901,945
Contract recognized for the first time in the period Loss burden contract set	0	0
Total	₩ 1,266,258	₩ 901,945